LVIP Dimensional/Vanguard Total Bond Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–29.52%
INVESTMENT COMPANIES–29.52%
Fixed Income Funds–28.00%
**DFA Intermediate Term Extended Quality Portfolio	16,880,628	$200,373,056
**DFA VA Global Bond Portfolio	4,000,522	42,445,539
**DFA VA Short-Term Fixed Portfolio	5,166,399	53,007,247
		295,825,842
Money Market Fund–1.52%
✧✧LVIP Government Money Market Fund - (seven-day effective yield 0.16%)	1,604,600	16,046,001
Total Affiliated Investments (Cost $290,600,052)		311,871,843
UNAFFILIATED INVESTMENTS–70.56%
INVESTMENT COMPANIES–70.56%
Fixed Income Funds–69.98%
**DFA Inflation Protected Securities Portfolio	1,625,885	21,364,135
**DFA One-Year Fixed Income Portfolio	8,235,531	84,825,972
**DFA Two-Year Global Fixed Income Portfolio	11,673,268	116,615,943
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	277,590	$ 31,045,666
Vanguard Mortgage-Backed Securities ETF	2,340,598	127,024,253
Vanguard Short-Term Corporate Bond ETF	511,029	42,338,753
Vanguard Total Bond Market ETF	3,584,249	316,202,447
		739,417,169
Money Market Fund–0.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	6,191,081	6,191,081
		6,191,081
Total Unaffiliated Investments (Cost $707,622,127)		745,608,250

TOTAL INVESTMENTS–100.08% (Cost $998,222,179)	1,057,480,093
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(830,396)
NET ASSETS APPLICABLE TO 93,768,870 SHARES OUTSTANDING–100.00%	$1,056,649,697

** Institutional Class shares.
✧✧ Standard Class shares.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
ETF–Exchange-Traded Fund
VA–Variable Annuity
See accompanying notes.
LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional/Vanguard Total Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”),which, in turn, invest in U.S. and foreign fixed-income securities and moneymarket instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$311,871,843	$—	$—	$311,871,843
Unaffiliated Investment Companies	745,608,250	—	—	745,608,250
Total Investments	$1,057,480,093	$—	$—	$1,057,480,093
There were no Level 3 investments at the beginning or end of the period.
LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-29.52%@
Fixed Income Funds-28.00%@
**DFA Intermediate Term Extended Quality Portfolio	$184,849,329	$40,610,342	$36,361,313	$(50,169)	$11,324,867	$200,373,056	16,880,628	$3,947,164	$—
**DFA VA Global Bond Portfolio	39,092,112	7,054,206	4,175,589	(131,768)	606,578	42,445,539	4,000,522	—	—
**DFA VA Short-Term Fixed Portfolio	48,885,134	9,444,037	5,606,922	(65,451)	350,449	53,007,247	5,166,398	—	—
Money Market Fund-1.52%@
✧✧LVIP Government Money Market Fund	19,543,161	3,738,298	7,235,458	—	—	16,046,001	1,604,600	54,376	—
Total	$292,369,736	$60,846,883	$53,379,282	$(247,388)	$12,281,894	$311,871,843		$4,001,540	$—

@ As a percentage of Net Assets as of September 30, 2020.
** Institutional Class shares.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Dimensional/Vanguard Total Bond Fund–3